Revenue recognition - Customer (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from customers
Net sales	€ 24,911	€ 22,202	€ 21,852
Communications service providers
Disclosure of disaggregation of revenue from customers
Net sales	19,921	17,977	17,954
Enterprise
Disclosure of disaggregation of revenue from customers
Net sales	1,997	1,575	1,571
Licensees
Disclosure of disaggregation of revenue from customers
Net sales	1,595	1,502	1,402
Other customers
Disclosure of disaggregation of revenue from customers
Net sales	€ 1,398	€ 1,148	€ 925